                              BISHOP STREET FUNDS

SUPPLEMENT DATED APRIL 30, 1997 TO THE HIGH GRADE INCOME FUND, HAWAII MUNICIPAL BOND FUND, EQUITY FUND, MONEY MARKET FUND AND TREASURY MONEY MARKET FUND PROSPECTUS DATED APRIL 30, 1997.

This supplement provides different information from that contained in certain portions of the Prospectus, and should be retained and read in conjunction with such Prospectus.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS.

BISHOP STREET FUNDS (the "Trust") is a mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. The prospectus relates to the following Funds (each a "Fund"):

                      BISHOP STREET HIGH GRADE INCOME FUND
                    BISHOP STREET HAWAII MUNICIPAL BOND FUND
                           BISHOP STREET EQUITY FUND
                        BISHOP STREET MONEY MARKET FUND
                    BISHOP STREET TREASURY MONEY MARKET FUND

An investor may purchase either Retail Class B or Institutional Class A shares of each Fund. Excluding the Money Market and Treasury Money Market Funds, Retail Class B shares are sold with a front-end sales load of up to 3.5% that will be reduced or waived in certain circumstances. Retail Class B shares of the Money Market and Treasury Money Market Funds and Institutional Class A shares of each Fund are sold without a front-end sales load. First Hawaiian Bank, the Funds' investment adviser, is an affiliate of First Hawaiian, Inc.

INSTITUTIONAL CLASS A SHARES OF THE FUNDS ARE OFFERED PRIMARILY TO AGENCY, FIDUCIARY, CUSTODIAL AND ADVISORY CLIENTS OF FIRST HAWAIIAN BANK. RETAIL CLASS B SHARES OF THE BISHOP STREET HIGH GRADE INCOME, HAWAII MUNICIPAL BOND AND EQUITY FUNDS ARE OFFERED PRIMARILY TO INDIVIDUALS. RETAIL CLASS B SHARES OF THE BISHOP STREET MONEY MARKET FUND AND THE BISHOP STREET TREASURY MONEY MARKET FUND ARE OFFERED PRIMARILY TO INDIVIDUALS AND CASH SWEEP CUSTOMERS OF FIRST HAWAIIAN BANK.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF THE "SUMMARY" SECTION.

BISHOP STREET FUNDS (the "Trust") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Retail Class B and Institutional Class A shares of the Funds.

THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF "HOW DO I PURCHASE, EXCHANGE OR REDEEM SHARES?" SECTION OF THE SUMMARY.

A purchase, exchange or redemption order will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order, plus any applicable sales charges.

THE FOLLOWING INFORMATION REPLACES THE "EXPENSE SUMMARY" SECTION.

                                EXPENSE SUMMARY

                                                                              RETAIL CLASS B SHARES
                                                                        ----------------------------------
                                                                          HAWAII
                                                                         MUNICIPAL   HIGH GRADE
                                                                           BOND        INCOME     EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                           FUND         FUND       FUND
----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).................................     3.50%       3.50%       3.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).................................     None         None       None
Maximum Contingent Deferred Sales Charge..............................     None         None       None
Exchange Fee..........................................................     None         None       None
Wire Redemption Fee...................................................      $15         $15         $15
ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)..................................     .00%         .33%       .53%
Rule 12b-1 Fee(2).....................................................     .00%         .00%       .00%
Other Expenses (after expense reimbursements)(3)......................     .21%         .47%       .47%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses
  (after fee waivers and expense reimbursements)(4)...................     .21%         .80%       1.00%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. As discussed below, the Adviser and the Administrator have agreed to waive a portion of their fee, and reserve the right to terminate their waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund.

(2) The Distributor has agreed to waive its right to receive fees under the Rule 12b-1 Distribution Plan. Absent this waiver, the maximum Rule 12b-1 Fee would be .25%.

(3) These amounts represent estimates for the current fiscal year for the High Grade Income and Equity Funds. The Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .21%. Amounts reimbursed by the Adviser may result in taxable income for shareholders of that Fund. Other Expenses for the Hawaii Municipal Bond Fund have been restated to reflect fees for the current fiscal year and, absent expense reimbursements, Other Expenses for Hawaii Municipal Bond Fund would be .41%.

(4) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's and the Administrator's fee waivers and expense reimbursements, total operating expenses would be 1.26% for the Hawaii Municipal Bond Fund, 1.50% for the High Grade Income Fund and 1.69% for the Equity Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in the Retail Class B shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return (2)
  assessment of maximum sales charge, and (3) redemption at the end of each time period:
  Hawaii Municipal Bond Fund...............................................   $      37    $      42    $      46    $      61
  High Grade Income Fund...................................................          43           60          N/A          N/A
  Equity Fund..............................................................          45           66          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Retail Class B shares of the Funds. A person who purchases shares through a financial institution may be charged separate fees by that institution. See "Purchase of Shares."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares."

                                                                           INSTITUTIONAL CLASS A SHARES
                                                                        ----------------------------------
                                                                          HAWAII
                                                                         MUNICIPAL   HIGH GRADE
                                                                           BOND        INCOME     EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                           FUND         FUND       FUND
----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).................................     None         None       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).................................     None         None       None
Maximum Contingent Deferred Sales Charge..............................     None         None       None
Exchange Fee..........................................................     None         None       None
Wire Redemption Fee...................................................      $15         $15         $15

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)..................................     .00%         .33%       .53%
Other Expenses (after expense reimbursements)(2)......................     .21%         .47%       .47%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and reimbursements)(3)....     .21%         .80%       1.00%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. As discussed below, the Adviser and the Administrator have agreed to waive a portion of their fee, and reserve the right to terminate their waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund.

(2) These amounts represent estimates for the current fiscal year for the High Grade Income and Equity Funds. The Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .21%. Amounts reimbursed by the Adviser may result in taxable income for shareholders of that Fund. Other Expenses for the Hawaii Municipal Bond Fund have been restated to reflect fees for the current fiscal year and, absent expense reimbursements, Other Expenses for Hawaii Municipal Bond Fund would be .41%.

(3) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's and the Administrator's fee waivers and expense reimbursements, total operating expenses would be 1.01% for the Hawaii Municipal Bond Fund, 1.25% for the High Grade Income Fund and 1.44% for the Equity Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in the Institutional Class A shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return
  (2) assessment of maximum sales charge, and (3) redemption at the end of each time period:
  Hawaii Municipal Bond Fund...............................................   $       2    $       7    $      12    $      27
  High Grade Income Fund...................................................           8           26          N/A          N/A
  Equity Fund..............................................................          10           32          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class A shares of the Funds. A person who purchases shares through a First Hawaiian Bank agency, custodial, fiduciary or advisory account will pay a separate fee for those services. See "Purchase of Shares."

                                                                                   RETAIL CLASS B SHARES
                                                                                 --------------------------
                                                                                                 TREASURY
                                                                                    MONEY         MONEY
SHAREHOLDER TRANSACTION EXPENSES                                                 MARKET FUND   MARKET FUND
-----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..........................................      None          None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)..........................................      None          None
Maximum Contingent Deferred Sales Charge.......................................      None          None
Exchange Fee...................................................................      None          None
Wire Redemption Fee............................................................      $15           $15

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)...........................................      .16%          .08%
Rule 12b-1 Fee(2)..............................................................      .00%          .00%
Other Expenses (after fee waivers).............................................      .34%        .36%(3)
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and expense reimbursements)(4).....      .50%          .44%
-----------------------------------------------------------------------------------------------------------

(1) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. The Adviser and the Administrator have agreed to waive a portion of their fees. Absent fee waivers, advisory fees would be .30% for each Fund. The Adviser and the Administrator reserve the right to terminate the waiver at any time in their sole discretion.

(2) The Distributor has agreed to waive its right to receive fees under the Rule 12b-1 Distribution Plan. Absent this waiver, the maximum Rule 12b-1 fee would be .25%.

(3) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for each Fund. This amount represents an estimate (after fee waivers) for the current fiscal year.

(4) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. Absent the Adviser's and the Adminstrator's fee waivers, total operating expenses would be 1.12% for the Money Market Fund and 1.14% for the Treasury Money Market Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in the Retail Class B shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period:...............................
  Money Market Fund........................................................   $       5    $      16    $      28    $      63
  Treasury Money Market Fund...............................................           5           14          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Retail Class B shares of the Fund. A person who purchases shares through a financial institution may be charged separate fees by that institution. See "Purchase of Shares."

                                                                                   INSTITUTIONAL CLASS A
                                                                                           SHARES
                                                                                 --------------------------
                                                                                                 TREASURY
                                                                                    MONEY         MONEY
SHAREHOLDER TRANSACTION EXPENSES                                                 MARKET FUND   MARKET FUND
-----------------------------------------------------------------------------------------------------------
Exchange Fee...................................................................      None          None
Wire Redemption Fee............................................................      None          None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)...........................................      .16%          .08%
Other Expenses.................................................................      .34%        .36%(2)
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)................................      .50%          .44%
-----------------------------------------------------------------------------------------------------------

(1) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. The Adviser and the Administrator have agreed to waive a portion of their fees. Absent fee waivers, advisory fees would be .30% for the Fund. The Adviser and the Administrator reserve the right to terminate the waiver at any time in their sole discretion.

(2) These amounts represent estimates (after fee waivers) for the current fiscal year.

(3) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year for the Money Market Fund. Absent the Adviser's and the Adminstrator's fee waivers, total operating expenses would be .87% for the Money Market Fund and .89% for the Treasury Money Market Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in the Institutional Class A shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
  Money Market Fund........................................................   $       5    $      16    $      28    $      63
  Treasury Money Market Fund...............................................           5           14          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class A shares of the Fund. A person who purchases shares through First Hawaiian Bank agency, fiduciary, custodial or advisory account will pay a separate fee for those services. See "Purchase of Shares."

THE FOLLOWING INFORMATION REPLACES THE "FINANCIAL HIGHLIGHTS" SECTION.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565. As of January 31, 1997, the Equity and High Grade Income Funds had commenced operations and made Institutional Class A shares available for purchase.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              INVESTMENT ACTIVITIES
                                             ------------------------
                                                              NET
                                                           REALIZED
                                                              AND           DISTRIBUTIONS         NET
                                 NET ASSET                UNREALIZED    ----------------------   ASSET
                                  VALUE,        NET       GAIN (LOSS)       NET                  VALUE,
                                 BEGINNING   INVESTMENT       ON        INVESTMENT     CAPITAL   END OF
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS    PERIOD   TOTAL RETURN
                                 ---------   ----------   -----------   -----------    -------   ------   ------------

HAWAII MUNICIPAL BOND FUND

INSTITUTIONAL CLASS A

1996                                10.47        0.55         (0.12  )          (0.55)   (0.01)    10.34        4.21%
1995(1)                             10.00        0.45          0.47             (0.45)     --      10.47       10.91%*

RETAIL CLASS B**

1996                                10.47        0.55         (0.11  )          (0.55)   (0.01)    10.35        4.31%(3)
1995(2)                             10.00        0.45          0.47             (0.45)     --      10.47       10.85%*(3)

                                                                                          RATIO OF NET
                                                            RATIO OF                       INVESTMENT
                                                          EXPENSES TO                       INCOME TO
                                                          AVERAGE NET                      AVERAGE NET
                                   NET                       ASSETS       RATIO OF NET       ASSETS
                                 ASSETS,    RATIO OF       EXCLUDING       INVESTMENT     EXCLUDING FEE
                                 END OF    EXPENSES TO    FEE WAIVERS      INCOME TO       WAIVERS AND     PORTFOLIO
                                 PERIOD    AVERAGE NET     AND REIM-      AVERAGE NET         REIM-        TURNOVER
                                  (000)      ASSETS        BURSEMENTS        ASSETS        BURSEMENTS        RATE
                                 -------   -----------    ------------    ------------    -------------    ---------
HAWAII MUNICIPAL BOND FUND
INSTITUTIONAL CLASS A
1996                             $15,408          0.21%          0.85%           5.33%            4.68%          27%
1995(1)                          $ 9,411          0.27%*         1.10%*          5.24%*           4.40%*         68%
RETAIL CLASS B**
1996                             $ 8,841          0.21%          1.05%           5.33%            4.48%          27%
1995(2)                          $ 6,702          0.33%*         1.45%*          5.14%*           4.02%*         68%

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

**  Total return does not reflect the sales charge.

(1) Commenced operations on February 15, 1995.

(2) Commenced operations on February 16, 1995.

(3) Total Return does not reflect applicable sales charges for the Hawaii Municipal Bond Fund.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               INVESTMENT ACTIVITIES
                                             -------------------------
                                                          NET REALIZED
                                                              AND            DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED   ------------------------
                                  VALUE,         NET      GAIN (LOSS)       NET                   NET ASSET
                                 BEGINNING   INVESTMENT        ON       INVESTMENT     CAPITAL    VALUE, END      TOTAL
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS     OF PERIOD      RETURN
                                -----------  -----------  ------------  -----------  -----------  ----------   -----------

MONEY MARKET FUND

INSTITUTIONAL CLASS A

1996                                   1.00         0.05         --            (0.05)        --           1.00         5.12%
1995(1)                                1.00         0.05         --            (0.05)        --           1.00         5.67%*

RETAIL CLASS B

1996                                   1.00         0.05         --            (0.05)        --           1.00         5.02%
1995(2)                                1.00         0.05         --            (0.05)        --           1.00         5.55%*

                                                                                           RATIO OF NET
                                                              RATIO OF                      INVESTMENT
                                                             EXPENSES TO                    INCOME TO
                                                             AVERAGE NET     RATIO OF      AVERAGE NET
                                    NET                        ASSETS           NET           ASSETS
                                  ASSETS,       RATIO OF      EXCLUDING     INVESTMENT      EXCLUDING
                                   END OF       EXPENSES     FEE WAIVERS     INCOME TO     FEE WAIVERS      PORTFOLIO
                                   PERIOD      TO AVERAGE     AND REIM-     AVERAGE NET     AND REIM-       TURNOVER
                                   (000)       NET ASSETS    BURSEMENTS       ASSETS        BURSEMENTS        RATE
                                 ----------    ----------    -----------    -----------    ------------    -----------
MONEY MARKET FUND
INSTITUTIONAL CLASS A
1996                             $  274,125            0.49%         0.60%          5.01%          4.90%          --
1995(1)                          $  305,120            0.50%*         0.66%*         5.50%*         5.34%*        --
RETAIL CLASS B
1996                             $    4,518            0.59%         0.76%          4.91%          4.74%          --
1995(2)                          $    3,658            0.60%*         0.76%*         5.26%*         5.10%*        --

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

(1) Commenced operations on January 30, 1995.

(2) Commenced operations on February 17, 1995.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               INVESTMENT ACTIVITIES
                                             -------------------------
                                                          NET REALIZED
                                                              AND            DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED   ------------------------
                                  VALUE,         NET      GAIN (LOSS)       NET                   NET ASSET
                                 BEGINNING   INVESTMENT        ON       INVESTMENT     CAPITAL    VALUE, END     TOTAL
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS     OF PERIOD     RETURN
                                -----------  -----------  ------------  -----------  -----------  ----------  -----------

BISHOP STREET TREASURY MONEY
  MARKET FUND

INSTITUTIONAL CLASS A (1)

1996                                    1.00         0.03        --            (0.03)        --           1.00         5.08%*

                                                                                      RATIO OF NET
                                                           RATIO OF                    INVESTMENT
                                                          EXPENSES TO                  INCOME TO
                                                          AVERAGE NET    RATIO OF     AVERAGE NET
                                   NET                      ASSETS          NET          ASSETS
                                 ASSETS,      RATIO OF     EXCLUDING    INVESTMENT     EXCLUDING
                                  END OF      EXPENSES    FEE WAIVERS    INCOME TO    FEE WAIVERS     PORTFOLIO
                                  PERIOD     TO AVERAGE    AND REIM-    AVERAGE NET    AND REIM-      TURNOVER
                                  (000)      NET ASSETS   BURSEMENTS      ASSETS       BURSEMENTS       RATE
                                ----------   ----------   -----------   -----------   ------------   -----------
BISHOP STREET TREASURY MONEY
  MARKET FUND
INSTITUTIONAL CLASS A (1)
1996                            $  180,201        0.42%        0.65%         4.96%         4.74%            --

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

(1) The Fund commenced operations on May 1, 1996.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF "THE TRUST" SECTION.

BISHOP STREET FUNDS (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through separate Classes (Retail Class B and Institutional Class A), which provide for variations in sales charges, voting rights and dividends. Except for these differences, each share of each Fund represents an undivided, proportionate interest in the Fund. This Prospectus offers shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

THE FOLLOWING INFORMATION REPLACES "THE DISTRIBUTOR" SECTION.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), however, the Distributor has agreed to waive its right to receive fees under the Retail Class B Plan. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

Each Fund has adopted a shareholder servicing plan for its Institutional Class A and Retail Class B shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to the shares of each class will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH OF THE "HOW TO PURCHASE SHARES"; "GENERAL INFORMATION" SECTION.

A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time for the High Grade Income, Hawaii Municipal Bond and Equity Funds and before 1:00 p.m., Eastern time for the Money Market and Treasury Money Market Funds. The purchase price (the "Offering Price") of Retail Class B shares for the High Grade Income, Hawaii Municipal Bond and Equity Funds is the net asset value next determined after the purchase order is effective plus any applicable sales charge. The purchase price of Institutional Class A shares for the High Grade Income, Hawaii Municipal Bond and Equity Funds is the net asset value next determined after the purchase order is effective. The purchase price of shares of the Money Market and Treasury Money Market Funds is the net asset value determined after the purchase order is effective. Purchases will be made in full and fractional shares calculated to three decimal places.

THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE EIGHTH PARAGRAPH OF THE "HOW TO PURCHASE SHARES" -- "GENERAL" SECTION.

HOW TO PURCHASE INSTITUTIONAL CLASS A SHARES

Institutional Class A shares may only be purchased by First Hawaiian Bank in its capacity as Agent, Fiduciary, Custodian or Adviser.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH OF THE "HOW TO PURCHASE SHARES" -- "GENERAL" SECTION.

HOW TO PURCHASE RETAIL CLASS B SHARES

Retail Class B shares of the Funds (except the Treasury Money Market Fund) may be purchased directly from the Transfer Agent by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers that have established a dealer agreement with the Distributor. Retail Class B shares of the Treasury Money Market Fund are not yet available for purchase by investors.

UNDER THE "HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP"), DELETE THE FOLLOWING LANGUAGE FROM THE THIRD SENTENCE:

    "or, for Customers, your financial institution"

THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE "HOW TO PURCHASE SHARES" SECTION.

SALES CHARGES

The following table shows the regular sales charge on Retail Class B shares of the High Grade Income, Hawaii Municipal Bond and Equity Funds to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                        SALES CHARGE       SALES CHARGE       REALLOWANCE
                            AS A               AS A               AS A
                         PERCENTAGE         PERCENTAGE         PERCENTAGE
       AMOUNT            OF OFFERING          OF NET          OF OFFERING
         OF               PRICE PER           AMOUNT           PRICE PER
      PURCHASE              SHARE            INVESTED            SHARE
--------------------  -----------------  -----------------  ----------------
Less than $25,000...          3.50%              3.63%              3.15%
$25,000 but less
  than $50,000......          3.25%              3.36%              2.93%
$50,000 but less
  than $100,000.....          3.00%              3.09%              2.70%
$100,000 but less
  than $250,000.....          2.50%              2.56%              2.25%
$250,000 but less
  than $500,000.....          1.75%              1.78%              1.58%
$500,000 but less
  than $1,000,000...          1.00%              1.01%              0.90%
over $1,000,000.....        none               none               none

Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts additional to the commissions shown above. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charges it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Under certain circumstances, reallowances of up to the amount of the entire sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933.

There are no sales charges applicable to shares of the Treasury Money Market and Money Market Funds.

REDUCED SALES CHARGE:

RIGHTS OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Retail Class B shares of the High Grade Income, Hawaii Municipal Bond and Equity Funds, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Retail Class B shares of the Funds sold subject to a sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own combined individual and joint accounts or for trust or custodial accounts for their minor children, and
(iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Transfer Agent for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

REDUCED SALES CHARGE: LETTER OF INTENT

By submitting a Letter of Intent (the "Letter") to the Transfer Agent, a "single purchaser" may purchase shares of the High Grade Income, Hawaii Municipal Bond and Equity Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

WAIVER OF SALES LOAD

No sales charge is imposed on shares of the High Grade Income, Hawaii Municipal Bond and Equity Funds: (i) issued as dividends and capital gain distributions;
(ii) acquired through the exercise of exchange privileges described below; (iii) sold to officers, directors or trustees, employees and retirees (and their spouses and immediate family members) of the Trust, First Hawaiian Bank and its affiliates; (iv) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (v) purchased with the proceeds of distributions from employee benefit plans for which the Adviser or its affiliates act in a fiduciary capacity or (vi) purchased within thirty days of a redemption of Retail Class B shares of such Funds (only to the amount of such redemption). You must notify the Distributor at the time of your purchase if you are eligible for a waiver of the sales load. An investor relying upon any of the categories of waivers of the sales charge must qualify such waiver in advance of the purchase with the Distributor of the financial institution or intermediary through which the shares are purchased by the investor.

In addition, purchases of Retail Class B shares of the High Grade Income, Hawaii Municipal Bond and Equity Funds that are funded by the proceeds from the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges either a front end or back end sales load may be made at net asset value. To make such a purchase at net asset value, the investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

THE FOLLOWING INFORMATION REPLACES THE FIRST TWO PARAGRAPHS OF THE "EXCHANGE OF SHARES" SECTION.

EXCHANGES OF SHARES

You may exchange Retail Class B or Institutional Class A shares of any Fund for Retail Class B or Institutional Class A shares, respectively, of any other Fund without paying any additional sales charge. Exchanges are generally made at net asset value.

Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. In order to effect an exchange of shares by telephone, you must elect the telephone exchange option on your Account Application Form. With respect to High Grade Income, Hawaii Municipal Bond and Equity Fund shareholders, if an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m. Eastern time, on any Business Day, the exchange will occur on that day. With respect to Money Market and Treasury Money Market Fund shareholders, if an Exchange Request in good order is received by the Transfer Agent on any Business Day, the exchange will occur that day. The exchange privilege may be exercised only into a class of shares that are currently offered for purchase to investors.

THE FOLLOWING INFORMATION SHOULD BE INSERTED AT THE END OF THE "SYSTEMATIC WITHDRAWAL PLAN ("SWP") SECTION.

It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional shares if you have to pay a sales load in connection with such purchases.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH OF THE "PERFORMANCE" SECTION.

The "total return" of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods, net of any sales charge imposed on Retail Class B shares and assuming that dividend and capital gain distributions have been reinvested.

THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE FIFTH PARAGRAPH OF THE "PERFORMANCE" SECTION.

For any Fund, the performance of Institutional Class A shares will be higher than that of Retail Class B shares because of the sales load (when applicable) charged to Retail Class B shares.

THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE "GENERAL INFORMATION; 'THE TRUST"' SECTION.

"The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio."

THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE THIRD SENTENCE OF THE "VOTING RIGHTS" SECTION.

"The Shareholders of each class of each Fund will vote separately on matters pertaining to its distribution plan."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              BISHOP STREET FUNDS

    SUPPLEMENT DATED APRIL 30, 1997 TO THE HIGH GRADE INCOME FUND, HAWAII MUNICIPAL BOND FUND, EQUITY FUND, MONEY MARKET FUND AND TREASURY MONEY MARKET FUND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997.

    This supplement provides different information from that contained in certain portions of the Statement of Additional Information, and should be retained and read in conjunction with such Statement of Additional Information.

    THE FOLLOWING INFORMATION REPLACES "THE TRUST" SECTION.

    Bishop Street Funds (the "Trust") is an open-end management investment company organized under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated May 25, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders may purchase shares through two separate classes (Institutional Class A and Retail Class B) which provide for variations in dividends and sales loads. Except for these differences between Institutional Class A and Retail Class B shares, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." This Statement of Additional Information relates to the Institutional Class A and Retail Class B shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

    THE FOLLOWING INFORMATION REPLACES "THE DISTRIBUTOR" SECTION.

                                THE DISTRIBUTOR

    SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as a distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), however, the Distributor has agreed to waive its right to receive fees under the Retail Class B Plan. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

    Each Fund has adopted a shareholder servicing plan for its Institutional Class A and Retail Class B shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to shares of each class will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended December 31, 1995, the Hawaii Municipal Bond Fund incurred no distribution fees and the Money Market Fund incurred $1,185 in distribution fees.

    As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.

    For the fiscal year ended December 31, 1996, the Funds incurred the following distribution expenses:

                                                   AMOUNT PAID
                                                     TO 3RD                                         PROSPECTUS
                                                     PARTIES                                        PRINTING &       COSTS
                                                   BY SFS FOR                                      MAILING COSTS  ASSOCIATED
                                                   DISTRIBUTOR                                         (NEW          WITH
                                                     RELATED          SALES                        SHAREHOLDERS   REGISTRATION
                                        TOTAL       SERVICES        EXPENSES        ADVERTISING        ONLY)         FEES
PORTFOLIO/CLASS                      ($ AMOUNT)    ($ AMOUNT)      ($ AMOUNT)       ($ AMOUNT)      ($ AMOUNT)    ($ AMOUNT)
-----------------------------------  -----------  -------------  ---------------  ---------------  -------------  -----------
INSTITUTIONAL CLASS A
Money Market Fund..................   $  99,283     $       0       $       0        $       0       $  28,101     $  71,182
Treasury Money Market Fund.........   $  76,065     $       0       $       0        $       0       $  13,672     $  62,393
High Grade Income Fund.............       *             *               *                *               *             *
Hawaii Municipal Bond Fund.........   $   7,785     $       0       $       0        $       0       $   1,192     $   6,593
Equity Fund........................       *             *               *                *               *             *

RETAIL CLASS B
Money Market Fund..................   $   4,620     $   3,584       $       0        $       0       $     312     $     723
Treasury Money Market Fund.........       *             *               *                *               *             *
High Grade Income Fund.............       *             *               *                *               *             *
Hawaii Municipal Bond Fund.........   $   5,036     $       0       $       0        $       0       $     756     $   4,280
Equity Fund........................       *             *               *                *               *             *

------------------------

*  Not in operation during such period.

    THE FOLLOWING INFORMATION REPLACES THE FOURTH AND FIFTH PARAGRAPHS OF THE "PERFORMANCE"--"MONEY MARKET FUND YIELDS" SECTION.

    For the seven-day period ended December 31, 1996, the seven-day yield and seven-day effective yield for the Money Market Fund were 5.02% and 5.15%, respectively, for the Institutional Class A shares, and 4.92% and 5.04%, respectively, for the Retail Class B shares.

    For the seven-day period ended December 31, 1996, the seven-day yield and seven-day effective yield for the Treasury Money Market Fund were 5.03% and 5.15%, respectively, for the Institutional Class A shares. As of the fiscal year ended December 31, 1996, the Retail Class B shares of the Treasury Money Market Fund were not available for purchase by investors.

    THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH OF THE "PERFORMANCE"--"OTHER YIELDS" SECTION.

    For the 30-day period ended December 31, 1996, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 5.31% and 7.70%, respectively, for the Institutional Class A shares and 5.13% and 7.43%, respectively, for the Retail Class B shares. As of the fiscal year ended December 31, 1996, the High Grade Income and Equity Funds had not commenced operations.

    THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH AND THE CHART IN THE "PERFORMANCE"--"TOTAL RETURN" SECTION.

    The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.

                                               CLASS/WITHOUT LOAD                    AVERAGE ANNUAL TOTAL
                FUND                               WITH LOAD                        RETURN SINCE INCEPTION
------------------------------------  ------------------------------------  ---------------------------------------
Money Market Fund                     Institutional                                            5.38%
Money Market Fund                     Retail                                                   5.27%
Treasury Money Market Fund            Institutional                                            5.08%
Treasury Money Market Fund            Retail                                                    N/A
Hawaii Municipal Bond Fund            Institutional/without load                               7.28%
Hawaii Municipal Bond Fund            Retail/with load                                         7.31%
Hawaii Municipal Bond Fund            Retail/without load                                      5.31%

    THE FOLLOWING INFORMATION REPLACES THE "DESCRIPTION OF SHARES" SECTION.

                             DESCRIPTION OF SHARES

    The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of each series and of each class of shares thereof. Each Institutional Class A and Retail Class B share of that Fund represents an equal proportionate interest in that Fund with each other Institutional Class A and Retail Class B share of that Fund. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds, Shareholders have no preemptive rights. The Agreement and Declaration of Trust provide that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE